Earnings per share	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Earnings per share
30. Earnings per share
Reconciliation of the difference between basic and diluted earnings per share attributable to Toyota Motor Corporation are as follows:

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted-average common shares	Earnings per share attributable to Toyota Motor Corporation
For the year ended March 31, 2020
Net income attributable to Toyota Motor Corporation	2,036,140

Basic earnings per share attributable to Toyota Motor Corporation	2,036,140	2,798,918	727.47
Effect of dilutive securities
Model AA Class Shares	13,265	47,100

Diluted earnings per share attributable to Toyota Motor Corporation	2,049,405	2,846,018	720.10

For the year ended March 31, 2021
Net income attributable to Toyota Motor Corporation	2,245,261

Basic earnings per share attributable to Toyota Motor Corporation	2,245,261	2,795,288	803.23
Effect of dilutive securities
Model AA Class Shares	12,569	45,939

Diluted earnings per share attributable to Toyota Motor Corporation	2,257,830	2,841,227	794.67

In addition to the disclosure requirements under IFRS, Toyota discloses the information below in order to provide financial statements users with valuable information.
The following table shows Toyota Motor Corporation shareholders’ equity per share. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equity in the consolidated statement of financial position by common shares issued and outstanding at the end of the year (excluding treasury stock).

	Yen in millions	Thousands of shares	Yen
	Toyota Motor Corporation shareholders’ equity	Common shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation shareholders’ equity per share
As of April 1, 2019	19,907,100	2,832,439	7,028.25
As of March 31, 2020	20,618,888	2,766,153	7,454.00
As of March 31, 2021	23,404,547	2,795,949	8,370.88